Disposals and other non-operating items (Tables)	12 Months Ended
Dec. 31, 2023
Disposals and other non-operating items
Summary of disposals and other non-operating items

	2021 £m	2022 £m	2023 £m
Revaluation of investments	16	9	(11)
Gain/(loss) on disposal of businesses and assets held for sale	39	(18)	(61)
Net gain/(loss) on disposals and other non-operating items	55	(9)	(72)